Income Taxes - Domestic and Foreign Components of Income Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Domestic	$ 65.8	$ 46.6	$ 40.4
Foreign	87.3	73.4	79.1
Net income before income taxes	$ 153.1	$ 120.0	$ 119.5